GMO ETF Trust

53 State Street, Floor 33

Boston, MA 02109

November 3, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	GMO ETF Trust (formerly, The 2023 ETF Series Trust II) (File No. 333-274096) (the “Trust”) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

Please consider this letter a certification on behalf of the Trust pursuant to Rule 497(j) under the Securities Act of 1933 that the form of Prospectus and Statement of Additional Information, each dated October 28, 2025, for each series of the Trust, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 7, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001104659-25-103138 on October 28, 2025.

Please do not hesitate to contact me at 617-880-8916 should you have any questions.

Very truly yours,

/s/ Douglas Y Charton
Douglas Y Charton
Vice President-Law